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Simplify Tara India Opportunities ETF
FUND SUMMARY - SIMPLIFY TARA INDIA OPPORTUNITIES ETF
Investment Objective: Simplify Tara India Opportunities ETF (the “Fund” or “IOPP”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Tara India Opportunities ETF Simplify Tara India Opportunities ETF
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	none	[2]
Total Annual Fund Operating Expenses	1.00%
Fee Waiver	(0.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the Fund’s first fiscal year.
[3]	The Fund’s adviser has contractually agreed, until at least one-year from the date of the prospectus, to waive its management fees to 0.70% of the Fund’s average daily net assets. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify Tara India Opportunities ETF | Simplify Tara India Opportunities ETF | USD ($)	72	289

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in securities of Indian issuers. The Fund defines Indian issuers as entities: (i) organized in India; (ii) having a class of securities whose principal securities market is in India; (iii) deriving more than 50% of total revenues or earnings from goods produced, sales made, or services provided in India; or (iv) maintaining more than 50% of its employees, assets, investments, operations, or other business activity in India. The Fund also defines mutual funds and ETFs that invest primarily in securities of Indian issuers; as well as ADRs, GDRs, participatory notes on securities of Indian issuers, and any swap contract linked to the preceding, as securities of Indian issuers. The Fund is actively managed and invests in companies without restriction as to capitalization, including micro-capitalization companies.

Security Selection Process

In selecting securities for the Fund, the portfolio managers use a bottom-up selection process instead of following a top-down approach.

Potential investments are identified through:

(1)	Company-specific research and analysis conducted by the portfolio managers; and

(2)	Screening techniques starting with a universe of 800-1000 stocks using multiple factors that include an evaluation of a company’s competitive positioning, management, future growth potential, and track record in terms of performance. Companies are further screened with key performance indicators (KPIs), model building, and valuation.

The portfolio managers aim to capture India’s growth story by taking a long-term approach and investing in what they believe to be high-quality companies that offer the potential for long-term growth and capital appreciation. The portfolio managers attempt to construct a portfolio of companies positioned to benefit from three key themes that are playing out in India across various sectors: (1) growing middle class consumer with increasing income levels; (2) formalization across sectors leading to increased economic participation; and (3) increasing government focus on promoting manufacturing with a focus on defence, green energy, and exports.

Monitoring Process

The securities are monitored to confirm adherence to the original investment thesis. The monitoring process consists of tracking news and analysing quarterly results to ensure that a company’s fundamental progress ties in with the investment thesis. The Fund may increase or decrease its position in a particular company based on such company’s ability to deliver on its original investment thesis.

The portfolio is regularly monitored to avoid any over-exposure to any single stock or industry which helps to avoid concentration risk and achieve the benefits of diversification. The Fund may sell a security if, based on the portfolio managers’ research, a company’s prospects for growth have declined or the portfolio managers have identified a more attractive investment opportunity.

The Fund’s 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Simplify Tara India Opportunities ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify Tara India Opportunities ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. Investing in emerging markets such as India involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, greater dependence on international trade or development assistance, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or non-existent trading volume in those securities may result in a lack of liquidity and price volatility.

Simplify Tara India Opportunities ETF | Focused Portfolio Risk [Member]

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund is subject to the potential for greater volatility than a fund that does not focus on a limited number of investments and subject to a greater risk of loss if any of those securities decline in price.

Simplify Tara India Opportunities ETF | Foreign Currency Risk [Member]

Foreign Currency Risk. The Fund holds investments that provide exposure to the Indian rupee, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates, the relative value of Indian rupees, and delays or limits on repatriation of Indian rupees will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Simplify Tara India Opportunities ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. The Fund invests in securities domiciled in countries outside the U.S. that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards than those of the U.S. market.

Simplify Tara India Opportunities ETF | India Regulatory Risk [Member]

India Regulatory Risk. The Fund is registered in India as a Foreign Portfolio Investor (“FPI”) with the Securities and Exchange Board of India (“SEBI”). Only while maintaining FPI registration would the Fund be able to buy, sell or deal in Indian securities. Investment by FPIs in Indian securities are subject to certain limits and restrictions under the applicable law, and the applications of such limits and restrictions could adversely impact the ability of the Fund to make investments in India. Additionally, investments in Indian securities may also be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Simplify Tara India Opportunities ETF | India Risk [Member]

India Risk. Because the Fund focuses its investments in India, the Fund is subject to certain risks related to economic, political, regulatory, or other events or conditions affecting issuers in India. Such risks include, but are not limited to, political and legal uncertainty, persistent religious, ethnic and border disputes, security concerns (e.g., terrorism and strained international relations), greater government control over the economy, currency fluctuations, exchange control regulations (including currency blockage), inflation, confiscatory taxation, nationalization or expropriation of assets, and others associated with emerging market countries. Additionally, a high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, and a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment, the rate at which the Fund is able to invest, the purchase and sale prices for such securities and the timing of purchases and sales, the liquidity of the Fund’s portfolio, and higher transaction costs. Incidents occurring in India’s or the region due to these risks may cause uncertainty in the Indian market and may adversely affect the Indian economy and the Fund’s investments.

Substantially all of the income that the Fund receives from investments in equity securities is in Indian rupees; however, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rate in effect on that date. Therefore, if the value of the Indian rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the rupees to U.S. dollars, the Fund may be required to liquidate securities to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and rupees. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the Indian rupee depreciates against the U.S. dollar, even if the value of its holdings, measured in rupees, increases.

Simplify Tara India Opportunities ETF | India Tax Risk [Member]

India Tax Risk. The Fund will be subject to tax in India on the purchase and sale of Indian securities held by the Fund, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Federal Tax Matters.”

Simplify Tara India Opportunities ETF | Small And Medium Capitalization Risk [Member]

Small and Medium Capitalization Risk. Although the securities in which the Fund invests represent the large-capitalization segment of the Indian securities market, these companies may be comparatively smaller than U.S. companies, and therefore the Fund is subject to small- and mid-capitalization company risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Simplify Tara India Opportunities ETF | Foreign Exchange Risk [Member]

Foreign Exchange Risk. Because many securities held by the Fund trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Simplify Tara India Opportunities ETF | Active Management Risk [Member]
Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance.
Simplify Tara India Opportunities ETF | A D R And G D R Risk [Member]

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political, economic, regulatory, diplomatic, and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Simplify Tara India Opportunities ETF | Sector Concentration Risk [Member]

Sector Concentration Risk. To the extent the Fund concentrates in a specific sector or group of sectors or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such sectors or investments than a fund that invests in a wider variety of sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such sectors.

Simplify Tara India Opportunities ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify Tara India Opportunities ETF | Equity Risk [Member]

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Simplify Tara India Opportunities ETF | E T F Structure Risks [Member]

ETF Structure Risks. The Fund is structured as an ETF and will invest in underlying ETFs. As a result, the Fund is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify Tara India Opportunities ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Simplify Tara India Opportunities ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Simplify Tara India Opportunities ETF | Micro Capitalization Stock Risk [Member]

Micro Capitalization Stock Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Simplify Tara India Opportunities ETF | Participatory Notes Risk [Member]

Participatory Notes Risk. Participatory notes represent interests in securities listed on a foreign exchange, and thus present similar risks to investing directly in such securities. Participatory notes also expose investors to counterparty risk (the risk that the entity issuing the note may not be able to honor its financial commitments). The purchaser of a participatory note must rely on the credit worthiness of the bank or broker that issues the participatory note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Simplify Tara India Opportunities ETF | Swap Risk [Member]

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Simplify Tara India Opportunities ETF | Underlying Funds Risk [Member]

Underlying Funds Risk. Other investment companies (e.g., mutual funds and ETFs) in which the Fund invests (“Underlying Funds”) are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the portfolio managers expect the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.